Information About Components of Consolidated Statements of Financial Position - Schedule of Provisions (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Information About Components of Consolidated Statements of Financial Position - Schedule of Provisions (Details) [Line Items]
Provisions	$ 16,154,574	$ 17,484,715
Conditional payment Rizobacter SA [Member]
Information About Components of Consolidated Statements of Financial Position - Schedule of Provisions (Details) [Line Items]
Provisions	15,916,116	15,916,116
Provisions for contingencies [Member]
Information About Components of Consolidated Statements of Financial Position - Schedule of Provisions (Details) [Line Items]
Provisions	$ 238,458	$ 1,568,599